Consolidated Statements of Stockholders' Equity Parenthetical (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Common stock, par value (usd per share)	$ 0.001	$ 0.001	$ 0.001